Intangible Assets (Including Goodwill) (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Changes in Intangible Assets and Goodwill

(in millions of Euros)	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2018	403	24	18	15	9	2	68
Additions	—	—	2	—	8	1	11
Amortization expense	—	(3)	(8)	(1)	—	(1)	(13)
Transfer during the year	—	—	5	—	(5)	—	—
Effects of changes in foreign exchange rates	19	1	1	1	1	—	4

Net balance at December 31, 2018	422	22	18	15	13	2	70

Cost	422	84	65	39	13	3	204
Less accumulated amortization and impairment	—	(62)	(47)	(24)	—	(1)	(134)

Net balance at December 31, 2018	422	22	18	15	13	2	70

(in millions of Euros)	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2017	457	28	21	18	9	3	79
Additions	—	—	—	—	6	—	6
Amortization expense	—	(1)	(9)	(1)	—	(1)	(12)
Transfer during the year	—	1	7	—	(6)	—	2
Effects of changes in foreign exchange rates	(54)	(4)	(1)	(2)	—	—	(7)

Net balance at December 31, 2017	403	24	18	15	9	2	68

Cost	403	81	55	38	9	3	186
Less accumulated amortization and impairment	—	(57)	(37)	(23)	—	(1)	(118)

Net balance at December 31, 2017	403	24	18	15	9	2	68